Note 1 - Summary Of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Significant Accounting Policies [Text Block]	NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
PRINCIPLES OF CONSOLIDATION:  The consolidated financial statements include the accounts of Community Shores Bank Corporation (the “Company”) and its wholly-owned subsidiaries, Community Shores Financial Services (“CS Financial Services”), and Community Shores Bank (the “Bank”), and the Bank’s wholly-owned subsidiary, Community Shores Mortgage Company (the “Mortgage Company”) and the Mortgage Company’s wholly-owned subsidiary, Berryfield Development, LLC (“Berryfield”), after elimination of significant intercompany transactions and accounts.

NATURE OF OPERATIONS:  The Company was incorporated on July 23, 1998 under Michigan law and is a bank holding company owning all of the common stock of the Bank.  The Bank is a Michigan banking corporation with depository accounts insured by the Federal Deposit Insurance Corporation (the “FDIC”).  The Bank provides a range of commercial and consumer banking services in West Michigan, primarily in Muskegon County, which includes the cities of Muskegon and North Muskegon, and Northern Ottawa County, which includes the city of Grand Haven.  Those services reflect the Bank’s strategy of serving small to medium-sized businesses, and individual customers in its market area.  Services for businesses include traditional business accounts and both commercial and commercial real estate loans. At year-end 2011, the loan portfolio was 35% commercial and 42% commercial real estate. There were 3% of total commercial real estate loans classified as land development. There are no significant concentrations of loans to any one industry or customer; however, the borrowers’ ability to repay their loans is affected by the real estate market and general market conditions in the Bank’s market area. Management focuses the Bank’s retail banking strategy on providing traditional banking products and services, including consumer and residential loans, automated teller machines, computer banking, telephone banking and automated bill-paying services to individuals and businesses in the Bank’s market area.  The Bank began operations on January 18, 1999.

The Mortgage Company, a wholly-owned subsidiary of the Bank, was formed on March 1, 2002 by transferring a majority of the Bank’s commercial and residential real estate loans at that date in exchange for 100% of the equity capital of the Mortgage Company. On the day of formation, the Mortgage Company commenced operations and became legally able to originate residential mortgage loans. The Bank services the entire portfolio of loans held by the Mortgage Company pursuant to a servicing agreement.

Berryfield, a wholly-owned subsidiary of the Mortgage Company, is a limited liability company that was created in October 2010. The entity’s sole purpose is to oversee the development and sale of vacant lots that have been foreclosed on by the Mortgage Company.

The Company filed an election to become a financial holding company pursuant to Title I of the Gramm-Leach-Bliley Act and on September 27, 2002 received regulatory approval. At that time the Company formed CS Financial Services. Currently the only source of revenue that CS Financial Services receives is referral fee income from a local insurance agency, Lakeshore Employee Benefits. Lakeshore Employee Benefits offers, among other things, employer-sponsored benefit plans. CS Financial Services has the opportunity to earn a referral fee for each sale of employer-sponsored benefits that is transacted by Lakeshore Employee Benefits as a result of a referral made by CS Financial Services. On April 16, 2009, the Company withdrew its election to be a financial holding company. The election was acknowledged by the Federal Reserve Bank of Chicago. The passive income derived from CS Financial Services affiliation with Lakeshore Employee Benefits is unaffected by this change.

Community Shores Capital Trust I, (“the Trust”) was formed in December 2004. The Company owns all of the common securities of this special purpose trust. The Trust is not consolidated and exists solely to issue capital securities.

USE OF ESTIMATES: To prepare financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions based on available information.  These estimates and assumptions affect the amounts reported in the financial statements and the disclosures provided, and future results could differ. The primary estimates incorporated into the Company’s consolidated financial statements, which are susceptible to change in the near term, include the allowance for loan losses; the fair value of financial instruments, the carrying value of foreclosed assets and a valuation allowance on deferred tax assets.

CASH FLOW REPORTING: Cash and cash equivalents includes cash, demand deposits with other financial institutions, short-term investments (securities with daily put provisions) and federal funds sold.  Cash flows are reported net for customer loan and deposit transactions, interest-bearing time deposits with other financial institutions and short-term borrowings with maturities of 90 days or less.

INTEREST-BEARING DEPOSITS IN OTHER FINANCIAL INSTITUTIONS: Interest-bearing deposits in other financial institutions are carried at cost.

SECURITIES:  Securities are classified as held to maturity and carried at amortized cost when management has the positive intent and ability to hold them to maturity.  Securities are classified as available for sale when they might be sold before maturity.  Securities available for sale are carried at fair value, with unrealized holding gains and losses reported in other comprehensive income.  Interest income includes amortization of purchase premium or discount.  Premiums and discounts on securities are amortized on the level yield method without anticipating prepayments, except for mortgage-backed securities where prepayments are expected. Gains and losses on sales are based on the amortized cost of the security sold.

Management evaluates securities for OTTI at least on a quarterly basis, and more frequently when the economic conditions warrant such evaluation. Declines in the fair value of securities below their cost that are other-than-temporary are reflected in realized losses. In estimating other-than-temporary losses, management considers: the length of time and extent that fair value has been less than cost, the financial condition and near term prospects of the issuer, and whether the Company has the intent to sell or is likely to be required to sell the security before its anticipated recovery.

LOANS:  Loans that management has the intent and ability to hold for the foreseeable future or until maturity or payoff are reported at the principal balance outstanding, net of deferred loan fees and costs and an allowance for loan losses.  Loans held for sale consist of both residential mortgage loans as well as Small Business Administration (“SBA”) and United States Department of Agriculture (“USDA”) guaranteed loans. Loans held for sale are reported at the lower of cost or market, on an aggregated basis. Residential mortgage loans are sold to outside investors servicing released, however the Bank retains servicing on SBA loans which are sold. There were loans held for sale totaling $5,534,983 at December 31, 2011 compared to $1,263,263 at December 31, 2010.

The loan portfolio consists of the following segments:

Commercial and Industrial- Loans to businesses that are sole proprietorships, partnerships, limited liability companies and corporations. These loans are for commercial, industrial, or professional purposes. The risk characteristics of these loans vary based on the borrowers business and industry as repayment is typically dependent on cash flows generated from the underlying business.

Commercial Real Estate- Loans to individuals or businesses that are secured by improved and unimproved vacant land, farmland, commercial real property, multifamily residential properties, and all other conforming, nonresidential properties. Proceeds may be used for land acquisition, development or construction. These loans typically fall into two general categories: property that is owner occupied and income or investment property. Owner occupied commercial real estate loans typically involve the same risks as commercial and industrial loans however the underlying collateral is the real estate which is subject to changes in market value after the loan’s origination. Adverse economic events and changes in real estate market valuations generally describe the risks that accompany commercial real estate loans involving income or investment property. The ability of the borrower to repay tends to depend on the success of the underlying project or the ability of the borrower to sell or lease the property at certain anticipated values.

Consumer- Term loans or lines of credit for the purchase of consumer goods, vehicles or home improvement. The risk characteristics of the loans in this segment vary depending on the type of collateral but for the most part repayment is expected from an individual continuing to generate a cash flow that supports the calculated payment obligation. Secondary support could involve liquidation of collateral.

Residential Real Estate- Loans to purchase or refinance single family residences. The risks associated with this segment are similar to the risks for consumer loans as far as individual payment obligations however the underlying collateral is the real estate. Real estate is subject to changes in market valuation and can be unstable for a variety of reasons.

For all loan segments, interest income is accrued on the unpaid principal using the interest method assigned to the loan product and includes amortization of net deferred loan fees and costs over the loan term.  Interest income is not reported when full loan repayment is in doubt. A loan is moved to non-accrual status when it is past due over 90 days unless the loan is well secured and in the process of collection. If a loan is not past due but deemed to be impaired it will also be moved to non-accrual status. These rules apply to loans in all segments. However certain classes of loans in the consumer segment may simply get charged-off as opposed to moving to non-accrual status.

All interest accrued but not received for a loan placed on non-accrual is reversed against interest income at the time the loan is assigned non-accrual status. Payments received on such loans are applied to principal when there is doubt about recovering the full principal outstanding. Loans are eligible to return to accrual status after six months of timely payment and future payments are reasonably assured.

ALLOWANCE FOR LOAN LOSSES:  The allowance for loan losses is a valuation allowance for probable incurred credit losses, increased by the provision for loan losses and from recoveries of previously charged-off loans and decreased by charge-offs.

The allowance for loan loss analysis is performed monthly. Management’s methodology consists of specific and general components. The general component covers non-impaired loans and is based on historical loss experience adjusted for current economic factors.

The historical loss experience is determined by portfolio segment and is based on the actual loss history experienced by the Bank over the most recent 12 quarters.  The historical loss experience is recalculated at the end of each quarter. This actual loss experience is supplemented with current economic factors based on the risks present for each portfolio segment.  These current economic factors are also revisited at the end of each quarter and include consideration of the following:  levels of and trends in delinquencies and impaired loans; levels of and trends in charge-offs and recoveries; trends in volume and terms of loans; effects of any changes in risk selection and underwriting standards; other changes in lending policies, procedures, and practices; experience, ability, and depth of lending management and other relevant staff; quality of loan review system; degree of oversight by the Board of Directors; national and local economic trends and conditions; industry conditions; competition and legal and regulatory requirements; and effects of changes in credit concentrations. There were no significant changes to this methodology in 2011, only minor enhancements.

For the commercial and commercial real estate portfolio segments, the historical loss is tracked by original loan grade. The Bank utilizes a numeric grading system for commercial and commercial real estate loans. Grades are assigned to each commercial and commercial real estate loan by assessing information about the specific borrower’s situation and the estimated collateral values. The description of the loan grade criteria is included in Note 3. The most significant risks to the commercial and commercial real estate segments are the level of development and sales and the collateral values.  Over the past few years, development and sales activity were sluggish. As a result, collateral values fell. The declining values prompted more frequent collateral analysis of impaired loans and typically translated into charge-offs of the specific allocations (collateral shortfall). Increases in charge-offs raised the historical loss factor assigned to the general allocation.

Within the commercial and industrial and commercial real estate portfolios, there are classes of loans with like risk characteristics that are periodically segregated because management has determined that the historical losses or current factors are unique and ought to be considered separately from the entire segment.

For the consumer segment, historical loss experience is based on the actual loss history of the following four classes; general consumer loans, personal lines of credit, home equity lines of credit and credit cards. The level of delinquencies and charge-off experience directly impacts the general allocations to the consumer classes. Both delinquencies and charge-offs have gone down in the last year allowing a reduction of the general allocations in the allowance for loan losses.

The residential segment loss experience is not segregated by grades or classes. The level of delinquencies, charge-off experience, and direction of real estate values directly impacts the general allocations to the residential real estate segment. Declining real estate values have resulted in increased general allocations in the allowance for loan losses.

The specific component of the allowance for loan losses relates to loans that are individually classified as impaired.  A loan is impaired when, based on current information and events, it is probable that the Bank will be unable to collect all amounts due according to the contractual terms of the loan agreement.  Loans for which the terms have been modified resulting in a concession, and for which the borrower is experiencing financial difficulties, are considered troubled debt restructurings and are classified as impaired.

Factors considered by management in determining impairment include payment status, collateral value, and the probability of collecting scheduled principal and interest payments when due. Loans that experience insignificant payment delays and payment shortfalls generally are not classified as impaired.

Management determines the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length of the delay, the reasons for the delay, the borrower’s prior payment record, and the amount of the shortfall in relation to the principal and interest owed.

Any loan within a segment can be considered for individual impairment if it meets the above criteria. If a loan is impaired, a portion of the allowance is allocated so that the loan is reported, net, at the present value of estimated future cash flows using the loan’s existing rate or at the fair value of collateral if repayment is expected solely from the collateral.  Troubled debt restructurings are separately identified for impairment disclosures and are measured at the present value of estimated future cash flows using the loan’s effective rate at inception.  If a troubled debt restructuring is considered to be a collateral dependent loan, the loan is reported, net, at the fair value of the collateral.

Allocations of the allowance may be made for specific loans and groups, but the entire allowance is available for any loan that, in management’s judgment, should be charged-off. Loan balances are generally charged against the allowance when management believes the uncollectibility of a loan balance is confirmed. Statutorily the Bank must charge-off any bad debt that reaches delinquency of 360 days. In the case of an impaired loan, management typically charges off any portion of the debt that is unsecured based on an internal analysis of future cash flows and or collateral.

There was no material change in the allowance for loan loss methodology during 2011.

SERVICING RIGHTS: Servicing rights are recognized separately when they are acquired through the sales of loans where servicing is retained by the institution. At this time SBA guaranteed loans are the only loans that are sold where servicing is retained. When loans are sold, servicing rights are initially recorded at fair value with the income statement effect recorded in gains on sales of loans. Under the fair value measurement method used by the Company, earnings are adjusted for the change in fair value in the period in which the change occurs, and the amount is included with other non-interest income on the income statement. The Company uses a third party valuation at each quarter end to adjust servicing assets to their fair value as of the end of the reporting period. The fair value of servicing rights is subject to fluctuation as a result of changes in the underlying assumptions used by the third party to conduct its valuation. Servicing rights were $76,276 at December 31, 2011 and $38,858 at December 31, 2010.

Servicing fee income is recorded for fees earned for servicing loans and is reported on the income statement as other non-interest income. The fees are based on a contractual percentage of the outstanding principal of the guaranteed portion. Servicing fees totaled $89,163 for the year ended December 31, 2011 and $40,339 for the year ended December 31, 2010.

TRANSFERS OF FINANCIAL ASSETS: Transfers of financial assets are accounted for as sales, when control over the assets has been relinquished. Control over transferred assets is deemed to be surrendered when the assets have been isolated from the Company, the transferee obtains the right (free of conditions that constrain it from taking advantage of that right) to pledge or exchange the transferred assets, and the Company does not maintain effective control over the transferred assets through an agreement to repurchase them before their maturity.

FORECLOSED ASSETS: Assets acquired through or instead of loan foreclosure are initially recorded at fair value less estimated selling cost when acquired, establishing a new cost basis. These assets are subsequently accounted for at the lower of cost or fair value less estimated costs to sell. If fair value declines subsequent to foreclosure, a direct write-down is recorded through non-interest expense. Operating costs after acquisition are expensed.

PREMISES AND EQUIPMENT:  Land is carried at cost.  Premises and equipment are stated at cost less accumulated depreciation. Buildings and related components are depreciated using the straight-line method with useful lives ranging from 5 to 40 years. Furniture, fixtures and equipment are depreciated using the straight-line method with useful lives ranging from 3 to 7 years.

FEDERAL HOME LOAN BANK (FHLB) STOCK:  The Bank is a member of the FHLB system. Members are required to own a certain amount of stock based on the level of borrowings and other factors. FHLB stock is carried at cost, classified as a restricted security, and periodically evaluated for impairment based on ultimate recovery of par value. Both cash and stock dividends are reported as income.

LONG-TERM ASSETS:  Premises and equipment and other long-term assets are reviewed for impairment when events indicate their carrying amount may not be recoverable from future undiscounted cash flows.  If impaired, the assets are recorded at fair value.

REPURCHASE AGREEMENTS:  Substantially all repurchase agreement liabilities represent amounts advanced by various customers.  These balances are not deposits and are not covered by federal deposit insurance. Securities are pledged to cover these liabilities.

STOCK COMPENSATION: Compensation cost is recognized for stock options and restricted stock awards issued to employees, based on the fair value of these awards at the date of grant. A Black-Scholes model is utilized to estimate the fair value of stock options, while the market price of the Company’s common stock at the date of grant is used for restricted stock awards. Compensation cost is recognized over the required service period, generally defined as the vesting period. For awards with graded vesting, compensation cost is recognized on a straight-line basis over the requisite service period for the entire award.

INCOME TAXES:  Income tax expense is the total of the current year income tax due or refundable and the change in deferred tax assets and liabilities.  Deferred tax assets and liabilities are the expected future tax amounts for the temporary differences between carrying amounts and tax bases of assets and liabilities, computed using enacted tax rates.  Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

A tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. The Company is only subject to examinations of federal taxing authorities for years after 2007. The Company and its subsidiaries are subject to U.S. federal income tax. The Company does not expect the total amount of unrecognized tax benefits to significantly increase in the next twelve months. The Company recognizes interest and/or penalties related to income tax matters in income tax expense. The Company did not have any amounts accrued for interest and penalties at either December 31, 2011 or December 31, 2010.

OFF-BALANCE SHEET FINANCIAL INSTRUMENTS:  Financial instruments include off-balance sheet credit instruments, such as commitments to make loans and standby letters of credit, issued to meet customer financing needs.  The face amount for these items represents the exposure to loss, before considering customer collateral or ability to repay.  Such financial instruments are recorded when they are funded. Standby letters of credit are considered guarantees and are recorded at fair value.

EARNINGS PER COMMON SHARE:  Basic earnings per common share is net income (loss) divided by the weighted average number of common shares outstanding during the period. Diluted earnings per common share includes the dilutive effect of additional potential common shares issuable under stock options.  In 2011, stock options for 42,800 shares of common stock were not considered in computing diluted earnings per share because they were anti-dilutive. In 2010, 47,300 shares of common stock were not considered for the same reason.

COMPREHENSIVE INCOME (LOSS): Comprehensive income consists of net income (loss) and other comprehensive income (loss).  Other comprehensive income includes unrealized gains and losses on securities available for sale, which are also recognized as separate components of equity.

LOSS CONTINGENCIES:  Loss contingencies, including claims and legal actions arising in the ordinary course of business are recorded as liabilities when the likelihood of loss is probable and an amount or range of loss can be reasonably estimated. Currently, management does not believe there now are such matters that will have a material effect on the financial statements.

RESTRICTIONS ON CASH:  The Bank was required to have $1,118,000 of cash on hand, or on deposit, with the Federal Reserve Bank to meet regulatory reserve and clearing requirements at year-end 2011. The requirement at year-end 2010 was $1,211,000.

DIVIDEND RESTRICTIONS: Holders of the Company's common stock are entitled to receive dividends that the Board of Directors may declare from time to time.  The Company may only pay dividends out of funds that are legally available for that purpose.  The Company's ability to pay dividends to its shareholders depends primarily on the Bank’s ability to pay dividends to the Company.  Dividend payments and extensions of credit to the Company from the Bank are subject to legal and regulatory limitations, generally based on capital levels and current and retained earnings.

On December 16, 2010, the Company entered into a Written Agreement with the FRB. The Written Agreement contained several provisions related to dividends and distributions. Essentially the Company shall not declare or pay any dividends without the prior written approval of the FRB, and the Company shall not accept dividends or any other form of payment from the Bank without the prior written approval of the FRB. Similarly the Bank is prohibited from paying dividends. The Bank entered into a Consent Order with the FDIC and the OFIR, its primary banking regulators, which became effective on September 2, 2010. The Consent Order, among other things, explicitly prohibits the Bank from declaring or paying a dividend without the prior written consent of the regulators.

Prior to the regulatory dividend restrictions, there were several other restrictions in place as a result of various debt covenants. For instance, under the terms of the subordinated debentures, the Company is precluded from paying dividends on its common stock because the Company exercised its right to defer payments of interest on the subordinated debentures in June of 2010. No dividends may be issued until the deferral ends. Additionally, the Company’s dividends are limited by its lender imposed debt covenant if the source of the cash was from loan proceeds.

FAIR VALUE OF FINANCIAL INSTRUMENTS: Fair value of financial instruments is estimated using relevant market information and other assumptions, as more fully disclosed in a separate note.  Fair value estimates involve uncertainties and matters of significant judgment regarding interest rates, credit risk, prepayments, and other factors, especially in the absence of broad markets for particular items.  Changes in assumptions or in market conditions could significantly affect the estimates.

ADOPTION OF NEW ACCOUNTING STANDARDS:

In April 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update, “A Creditor’s Determination of Whether a Restructuring Is a Troubled Debt Restructuring”, an amendment to the topic “Receivables”.  Given the recent economic downturn, the volume of debt restructured (modified) by creditors has increased. This ASU gives additional guidance and clarification to help creditors in determining whether a creditor has granted a concession and whether a debtor is experiencing financial difficulties for purposes of determining whether a restructuring constitutes a troubled debt restructuring.  This ASU was effective for the first interim or annual period beginning on or after June 15, 2011, and was applied retrospectively to the beginning of the annual period of adoption.  For purposes of measuring impairment of those receivables, the amendments were applied prospectively for the first interim or annual period beginning on or after June 15, 2011.  The adoption of this ASU had no material impact on our consolidated financial statements.

In May 2011, the FASB issued an amendment to achieve common fair value measurement and disclosure requirements between U.S. and International accounting principles. Overall, the guidance is consistent with existing U.S. accounting principles; however, there are some amendments that change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements.  For public companies, the amendments in this guidance are effective for interim and annual reporting periods beginning after December 15, 2011. The Company is currently evaluating the impact of this amendment on the consolidated financial statements.

In June 2011, the FASB amended existing guidance and eliminated the option to present the components of other comprehensive income as part of the statement of changes in shareholders’ equity. The amendment requires that comprehensive income be presented in either a single continuous statement or in two separate consecutive statements.  For public companies, the amendments in this guidance are effective as of the beginning of a fiscal reporting year, and interim periods within that year, that begins after December 15, 2011. Early adoption is permitted.  The adoption of this amendment will change the presentation of the components of comprehensive income for the Company as part of the consolidated statement of shareholders’ equity.

Other issued but not yet effective accounting standards were reviewed and management has concluded that none are material to the Company’s financial statements.

OPERATING SEGMENTS: While Management monitors the revenue streams of the various products and services, the identifiable segments are not material and operations are managed and financial performance is evaluated on a Company-wide basis. Accordingly, all of the financial service operations are considered to be aggregated in one reportable segment, banking.

RECLASSIFICATION:  Some items in the prior year financial statements were reclassified to conform to the current presentation.